FINANCIAL INSTRUMENTS AND RISKS (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fair Value	R$ 2,389.1	R$ 656.9
Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	16,309.2
Fair Value	991.0
Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	5,027.0
Fair Value	(76.2)
US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	11,282.2
Fair Value	1,067.6
Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	207.9
Fair Value	10.0
US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	207.9
Fair Value	10.0
Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	57.5
Fair Value	3.5
US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	57.5
Fair Value	3.5
Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	16,574.6
Fair Value	1,007.2
Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Fair Value	(0.4)
Total Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Fair Value	2.7
U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair Value	2.7
Later than one year and not later than two years [member] | Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	16,219.0
Fair Value	997.7
Later than one year and not later than two years [member] | Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	4,936.8
Fair Value	(69.5)
Later than one year and not later than two years [member] | US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	11,282.2
Fair Value	1,067.6
Later than one year and not later than two years [member] | Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	207.9
Fair Value	10.0
Later than one year and not later than two years [member] | US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	207.9
Fair Value	10.0
Later than one year and not later than two years [member] | Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	57.5
Fair Value	3.5
Later than one year and not later than two years [member] | US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	57.5
Fair Value	3.5
Later than one year and not later than two years [member] | Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	16,484.4
Fair Value	1,013.9
Later than one year and not later than two years [member] | Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Fair Value	(0.4)
Later than one year and not later than two years [member] | Total Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Fair Value	2.7
Later than one year and not later than two years [member] | U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair Value	2.7
Later than two years and not later than three years [member] | Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	90.2
Fair Value	(6.7)
Later than two years and not later than three years [member] | Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	90.2
Fair Value	(6.7)
Later than two years and not later than three years [member] | US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	90.2
Fair Value	(6.7)
Later than two years and not later than three years [member] | Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Fair Value
Later than two years and not later than three years [member] | Total Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Fair Value
Later than two years and not later than three years [member] | U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair Value